Marketable Securities	6 Months Ended
Jun. 30, 2022
Marketable Securities
Marketable Securities
Note 4: Marketable securities

The marketable securities held by the Company were as follows:

Total
Balance at December 31, 2020	$2,675
Additions	110
Sale of marketable securities	(1,000)
Realized loss on disposition	(311)
Unrealized net loss	(869)
Balance at December 31, 2021	$605
Additions	60
Unrealized net loss	(226)
Balance at June 30, 2022	$439

During the year ended December 31, 2021, the Company sold 1,581,177 common shares of Benz Mining Corp (“Benz Mining”) for total proceeds of $1,000. Upon disposition, the Company realized a loss of $311, representing the decline in market value from the deemed date of acquisition of the shares on October 9, 2020, as part of the acquisition of Eastmain to date of disposition.

During the three months ended June 30, 2022, the Company exercised 500,000 common share warrants at an exercise price of $0.12 in exchange for 500,000 common shares of Benz Mining.

Purchases and sales of marketable securities are accounted for as of the trade date.